CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 730	$ 547
Restricted deposit (short term)	90	32
Accounts receivable:
Trade (net of allowance for doubtful account 2011- $63 thousands, 2010- $9 thousands)	793	237
Other	121	70
Inventories	476	475
Total current assets	2,210	1,361
INVESTMENTS AND LONG-TERM RECEIVABLES:
Severance pay fund	221	144
Other long-term receivables and investment	225	271
Total investments and long-term receivables	446	415
PROPERTY AND EQUIPMENT (net of accumulated depreciation and amortization)	50	50
OTHER ASSETS
Goodwill	242	242
Total assets	2,948	2,068
CURRENT LIABILITIES:
Credit from banks	190	170
Current Maturities of Loan from Shareholders and Other	361	270
Accounts payable and accruals:
Trade	437	564
Deferred income	498	201
Other	411	383
Total current liabilities	1,897	1,588
LONG-TERM LIABILITIES:
Loans From Banks (net of current maturities)	1,024	1,227
Loans and other liabilities (net of current maturities)	509	681
Loans From Shareholder (net of current maturities)	100	139
Other Long Terms Liabilities	862	1,043
Accrued severance pay	241	199
Total long-term liabilities	2,736	3,289
Total liabilities	4,633	4,877
SHAREHOLDERS' DEFICIENCY:
Share capital - ordinary shares of NIS 1 par value ('Ordinary Shares'); Authorized - 120,000,000 Ordinary Shares as of December 31, 2011 and 2010 Issued and outstanding: December 31, 2011 and 2010 ? 69,652,779 Ordinary shares	15,556	15,556
Additional paid-in capital	25,491	25,456
Accumulated deficit	(42,732)	(43,821)
Total shareholders' deficiency	(1,685)	(2,809)
Total liabilities and shareholders' deficiency	$ 2,948	$ 2,068